Financing receivables (Tables)	6 Months Ended
Sep. 30, 2025
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans and receivables
or
Investments in and advances to
affiliated companies
in the consolidated balance sheets as of March 31, 2025, and September 30, 2025 by portfolio segment.

	Millions of yen
	March 31, 2025
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥1,045,787	¥—	¥1,045,787
Short-term secured margin loans	796,936	—	796,936
Corporate loans	2,003,909	2,178,376	4,182,285

Total loans receivables	¥3,846,632	¥2,178,376	¥6,025,008

Advances to affiliated companies	4,008	4,946	8,954

Total	¥3,850,640	¥2,183,322	¥6,033,962

	Millions of yen
	September 30, 2025
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥1,093,678	¥—	¥1,093,678
Short-term secured margin loans	856,627	—	856,627
Corporate loans	1,951,178	2,531,009	4,482,187

Total loans receivables	¥3,901,483	¥2,531,009	¥6,432,492

Advances to affiliated companies	4,000	9,409	13,409

Total	¥3,905,483	¥2,540,418	¥6,445,901

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts
The following tables present changes in the allowances for current expected credit losses for the six months ended September 30, 2024 and 2025 as determined using the CECL impairment model defined by ASC 326.

	Millions of yen
	Six months ended September 30, 2024
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047
Provision for credit losses	49	—	(165)	(116)	13	(103)
Write-offs	—	—	—	—	—	—
Other (2)	—	—	(89)	(89)	(1,231)	(1,320)

Ending balance	¥834	¥—	¥1,377	¥2,211	¥14,413	¥16,624

	Millions of yen
	Six months ended September 30, 2025
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥884	¥—	¥1,659	¥2,543	¥14,377	¥16,920
Provision for credit losses	(627)	—	217	(410)	1	(409)
Write-offs	—	—	—	—	—	—
Other (2)	—	—	(76)	(76)	(122)	(198)

Ending balance	¥257	¥—	¥1,800	¥2,057	¥14,256	¥16,313

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)	Primarily includes recoveries and foreign exchange movements.The amounts of recoveries for the six months ended September 30, 2024 and 2025 were not significant.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each portfolio segment not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025
	2025	2024	2023	2022	2021	2020 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥119,134	¥231,869	¥2,837	¥7,517	¥5,000	¥23,453	¥—	¥389,810
BB-CCC	125,213	219,055	15,000	8,439	—	1,151	—	368,858
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	243,034	—	—	—	—	—	243,034

Total secured loans at banks	¥244,347	¥693,958	¥17,837	¥15,956	¥5,000	¥24,604	¥—	¥1,001,702

Unsecured loans at banks:
AAA-BBB	¥4,500	¥1,377	¥300	¥1,735	¥7,700	¥23,875	¥—	¥39,487
BB-CCC	703	1,000	756	—	—	2,139	—	4,598
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥5,203	¥2,377	¥1,056	¥1,735	¥7,700	¥26,014	¥—	¥44,085

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	—	—	—	—	474,019	322,917	796,936

Total short-term secured margin loans	¥—	¥—	¥—	¥—	¥—	¥474,019	¥322,917	¥796,936

Secured corporate loans:
AAA-BBB	¥58,325	¥289,986	¥266,380	¥89,955	¥90,419	¥159,346	¥385,419	¥1,339,830
BB-CCC	1	32,529	50,893	25,157	4,424	41,270	199,701	353,975
CC-D	—	—	—	—	—	—	—	—
Others (1)	131,132	34,567	—	1,640	—	115	84	167,538

Total secured corporate loans	¥189,458	¥357,082	¥317,273	¥116,752	¥94,843	¥200,731	¥585,204	¥1,861,343

	Millions of yen
	March 31, 2025
	2025	2024	2023	2022	2021	2020 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	147	21	119	—	529	141,750	—	142,566

Total unsecured corporate loans	¥147	¥21	¥119	¥—	¥529	¥141,750	¥—	¥142,566

Advances to affiliated companies
AAA-BBB	¥—	¥—	¥8	¥3,000	¥1,000	¥—	¥—	¥4,008
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥—	¥8	¥3,000	¥1,000	¥—	¥—	¥4,008

Total	¥439,155	¥1,053,438	¥336,293	¥137,443	¥109,072	¥867,118	¥908,121	¥3,850,640

(1)	Relates to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write offs for the year ended March 31, 2025 were not significant.

	Millions of yen
	September 30, 2025
	2025	2024	2023	2022	2021	2020 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥327,105	¥90,443	¥1,916	¥7,398	¥4,850	¥27,219	¥—	¥458,931
BB-CCC	253,446	69,165	15,260	8,413	—	802	—	347,086
CC-D	—	—	—	—	—	—	—	—
Others (1)	256,379	—	—	—	—	—	—	256,379

Total secured loans at banks	¥836,930	¥159,608	¥17,176	¥15,811	¥4,850	¥28,021	¥—	¥1,062,396

Unsecured loans at banks:
AAA-BBB	¥5,250	¥1,377	¥300	¥835	¥6,700	¥12,761	¥—	¥27,223
BB-CCC	803	1,000	756	—	—	1,500	—	4,059
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥6,053	¥2,377	¥1,056	¥835	¥6,700	¥14,261	¥—	¥31,282

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	538,366	19,680	—	—	—	—	298,581	856,627

Total short-term secured margin loans	¥538,366	¥19,680	¥—	¥—	¥—	¥—	¥298,581	¥856,627

Secured corporate loans:
AAA-BBB	¥123,787	¥281,796	¥232,627	¥135,846	¥182,795	¥153,535	¥429,880	¥1,540,266
BB-CCC	121	35,473	61,971	26,727	4,765	30,244	66,786	226,087
CC-D	—	—	—	1,808	—	—	—	1,808
Others (1)	40,966	106	—	—	—	—	85	41,157

Total secured corporate loans	¥164,874	¥317,375	¥294,598	¥164,381	¥187,560	¥183,779	¥496,751	¥1,809,318

	Millions of yen
	September 30, 2025
	2025	2024	2023	2022	2021	2020 or earlier	Revolving	Total
Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	169	21	119	—	526	141,025	—	141,860

Total unsecured corporate loans	¥169	¥21	¥119	¥—	¥526	¥141,025	¥—	¥141,860

Advances to affiliated companies
AAA-BBB	¥—	¥—	¥—	¥3,000	¥1,000	¥—	¥—	¥4,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥—	¥—	¥3,000	¥1,000	¥—	¥—	¥4,000

Total	¥1,546,392	¥499,061	¥312,949	¥184,027	¥200,636	¥367,086	¥795,332	¥3,905,483

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write-offs as of September 30, 2025 were not significant.